Cover	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	L.B. Foster Company
Entity Incorporation, State or Country Code	PA
Entity File Number	000-10436
Entity Tax Identification Number	25-1324733
Entity Address, Postal Zip Code	15220
Trading Symbol	FSTR
Security Exchange Name	NASDAQ
Title of 12(b) Security	Common Stock, Par Value $0.01
Entity Address, Address Line One	415 Holiday Drive, Suite 100,
Entity Address, City or Town	Pittsburgh,
Entity Address, State or Province	PA
City Area Code	412
Local Phone Number	928-3400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000352825
Amendment Flag	false